Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.38

TPR Firm:			Report Date:	XXX
Client Name:	XXX		Report:	Final Tape Compare
Deal Name:	AOMT 2024-2		Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	XXX		2024021026	XXX	Note Date	notePage	XXX	XXX
XXX	XXX		2024021026	XXX	Loan Type	the1003Page	DSCR	Conventional
XXX	XXX		2024021026	XXX	Property Type	propertyValuationPage	Two to Four Unit	Single Family Attached